S000022079 [Member] Annual Fund Operating Expenses - Smid Cap Growth Fund - Smid Cap Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.05%